Offsets	Nov. 26, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90731
Initial Filing Date	May 17, 2019
Fee Offset Claimed	$ 1,200.91
Explanation for Claimed Amount	An aggregate fee of $1,532.03 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on May 17, 2019 (the "May 2019 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2019 Schedule TO-I filed on June 26, 2019 was $9.10, as $75,042.34 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,532.03 filing fee paid in connection with the May 2019 Schedule TO-I was used to offset a portion of the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-90731) on August 29, 2025 (the "August 2025 Schedule TO-I"). More specifically, $322.02 from the filing fee paid in connection with the May 2019 Schedule TO-I was used to offset the final transaction fee due from the filing of the August 2025 Schedule TO-I. A portion of the remaining $1,532.03 filing fee paid in connection with the May 2019 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset Note	(3) An aggregate fee of $941.37 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on August 26, 2022 (the "August 2022 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the August 2022 Schedule TO-I filed on November 14, 2022 was $329.58, as $3,555,388.97 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $941.37 filing fee paid in connection with the August 2022 Schedule TO-I was used to offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-90731) on February 28, 2025 (the "February 2025 Schedule TO-I") and the filing of the Schedule TO-I by the Company (File No. 005-90731) on May 23, 2025 (the "May 2025 Schedule TO-I"). More specifically, $589.61 from the filing fee paid in connection with the August 2022 Schedule TO-I was used to offset the final transaction fee due from the filing of the February 2025 Schedule TO-I, and $32.18 was used to offset the final transaction fee due from the filing of the May 2025 Schedule TO-I. An aggregate fee of $819.09 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on May 27, 2022 (the "May 2022 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2022 Schedule TO-I filed on August 12, 2022 was $555.34, as $5,990,764.58 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $819.09 filing fee paid in connection with the May 2022 Schedule TO-I was used to offset the filing fee due in connection with the filing of the May 2025 Schedule TO-I. More specifically, $263.75 from the filing fee paid in connection with the May 2022 Schedule TO-I was used to offset the final transaction fee due from the filing of the May 2025 Schedule TO-I. An aggregate fee of $721.64 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on February 25, 2022 (the "February 2022 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2022 Schedule TO-I filed on May 13, 2022 was $378.34, as $4,081,369.77 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $721.64 filing fee paid in connection with the February 2022 Schedule TO-I was used to offset the filing fee due in connection with the filing of the May 2025 Schedule TO-I. More specifically, $343.30 from the filing fee paid in connection with the February 2022 Schedule TO-I was used to offset the final transaction fee due from the filing of the May 2025 Schedule TO-I. An aggregate fee of $635.45 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on November 26, 2021 (the "November 2021 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the November 2021 Schedule TO-I filed on February 16, 2022 was $439.04, as $4,736,138.63 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $635.45 filing fee paid in connection with the November 2021 Schedule TO-I was used to offset the filing fee due in connection with the filing of the May 2025 Schedule TO-I. More specifically, $196.41 from the filing fee paid in connection with the November 2021 Schedule TO-I was used to offset the final transaction fee due from the filing of the May 2025 Schedule TO-I. An aggregate fee of $1,359.69 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on May 28, 2021 (the "May 2021 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2021 Schedule TO-I filed on August 5, 2021 was $1,224.15, as $11,220,395.48 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,359.69 filing fee paid in connection with the May 2021 Schedule TO-I was used to offset the filing fee due in connection with the filing of the May 2025 Schedule TO-I. More specifically, $135.54 from the filing fee paid in connection with the May 2021 Schedule TO-I was used to offset the final transaction fee due from the filing of the May 2025 Schedule TO-I. An aggregate fee of $2,125.52 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on February 26, 2021 (the "February 2021 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2021 Schedule TO-I filed on May 10, 2021 was $1,206.85, as $11,061,880.89 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $2,125.52 filing fee paid in connection with the February 2021 Schedule TO-I was used to offset the filing fee due in connection with the filing of the May 2025 Schedule TO-I. More specifically, $270.26 from the filing fee paid in connection with the February 2021 Schedule TO-I was used to offset the final transaction fee due from the filing of the May 2025 Schedule TO-I, and $648.41 was used to offset the final transaction fee due from the filing of the August 2025 Schedule TO-I. An aggregate fee of $1,528.95 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on August 16, 2019 (the "August 2019 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the August 2019 Schedule TO-I filed on September 30, 2019 was $10.23, as $84,413.35 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,528.95 filing fee paid in connection with the August 2019 Schedule TO-I was used to offset the filing fee due in connection with the filing of the August 2025 Schedule TO-I. More specifically, $1,518.72 from the filing fee paid in connection with the August 2019 Schedule TO-I was used to offset the final transaction fee due from the filing of the August 2025 Schedule TO-I. An aggregate fee of $1,532.03 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on May 17, 2019 (the "May 2019 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2019 Schedule TO-I filed on June 26, 2019 was $9.10, as $75,042.34 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,532.03 filing fee paid in connection with the May 2019 Schedule TO-I was used to offset the filing fee due in connection with the filing of the August 2025 Schedule TO-I. More specifically, $322.02 from the filing fee paid in connection with the May 2019 Schedule TO-I was used to offset the final transaction fee due from the filing of the August 2025 Schedule TO-I. An aggregate fee of $1,552.81 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on February 22, 2019 (the "February 2019 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2019 Schedule TO-I filed on March 27, 2019 was $8.81, as $72,667.54 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,552.81 filing fee paid in connection with the February 2019 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90731
Initial Filing Date	Feb. 22, 2019
Fee Offset Claimed	$ 1,102.21
Explanation for Claimed Amount	An aggregate fee of $1,552.81 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90731) on February 22, 2019 (the "February 2019 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2019 Schedule TO-I filed on March 27, 2019 was $8.81, as $72,667.54 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,552.81 filing fee paid in connection with the February 2019 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Credit Investors Corp
Form or Filing Type	SC TO
File Number	005-90731
Filing Date	May 17, 2019
Fee Paid with Fee Offset Source	$ 1,200.91
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Credit Investors Corp
Form or Filing Type	SC TO
File Number	005-90731
Filing Date	Feb. 22, 2019
Fee Paid with Fee Offset Source	$ 1,102.21